ING USA Annuity and Life Insurance Company

Separate Account B of ING USA Annuity and Life Insurance Company

PROSPECTUS SUPPLEMENT

Dated January 25, 2006

to the Prospectuses

Dated November 14, 2005,

as Previously Supplemented

for

Deferred Combination Variable and Fixed Annuity Contracts

issued by

ING USA Annuity and Life Insurance Company

(“GoldenSelect ESII” “GoldenSelect Generations”

“GoldenSelect Opportunities” and “Wells Fargo ING Opportunities”)

The information in this supplement updates and amends certain information contained in the above referenced prospectuses, each dated November 14, 2005, as previously supplemented. Please read this supplement carefully and keep it with your prospectus for future reference.

The section entitled “Table of Separate Account Charges” beginning on page 2 of the prospectus is hereby deleted and replaced with the following:

Table of Separate Account Charges

This table shows the total charges as a percentage of contract value that you would pay if you elect the earnings multiplier benefit and the ING LifePay Withdrawal Benefit.

	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
ING LifePay Minimum Guaranteed Withdrawal Benefit Rider	0.50%	0.50%	0.50%
Total	2.20%	2.45%	2.75%

If you elect the Minimum Guaranteed Income Benefit instead of the ING LifePay Withdrawal Benefit, your total separate account charges as a percentage of contract value would be as follows, but the Minimum Guaranteed Income Benefit charge of 0.75% of MGIB Benefit Base would be deducted in addition to these charges:

	Standard	Enhanced Death Benefits
	Death Benefit	Quarterly Ratchet	Max 7
Mortality & Expense Risk Charge	1.25%	1.50%	1.80%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Earning Multiplier Benefit Rider	0.30%	0.30%	0.30%
Total	1.70%	1.95%	2.25%

As noted in the expense examples below, your charges will be higher if you elect the Minimum Guaranteed Income Benefit than they would if you elect the ING LifePay Withdrawal Benefit.

ESII - 138887	01/25/06